CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Non-advertising, amortization of deferred revenues related to the license to Leju	$ 10,435,000	$ 10,435,000	$ 10,435,000
Change in unrealized gain, tax	0	0	0
Reclassification adjustment for net gain included in net income, tax	$ 0	$ 0	$ 0